Fair Value Measurements - Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair value, measurements, recurring [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	¥ 432,259	¥ 400,606
Net income (loss)	(62,873)	22,282
Other comprehensive income (loss)	(40,717)	(6,803)
Purchases and issuances	45,902	32,678
Sales and settlements	(10,245)	(7,126)
Transfer to (from) Level 3	(81,009)	21
Others	9,939	(9,399)
Balance at end of year	293,257	432,259
Unrealized gains or losses included in profit or loss on assets held at March 31	(87,741)	22,214
Total	(87,741)	22,214
Public and corporate bonds [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	31,170	33,332
Net income (loss)	(8)	28
Purchases and issuances	9,572	4,910
Sales and settlements	(9,210)	(6,155)
Transfer to (from) Level 3	(3,125)	21
Others	1,711	(967)
Balance at end of year	30,111	31,170
Unrealized gains or losses included in profit or loss on assets held at March 31	(76)	(40)
Total	(76)	(40)
Stocks [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Balance at beginning of year	401,089	367,274
Net income (loss)	(87,665)	22,254
Other comprehensive income (loss)	(40,717)	(6,803)
Purchases and issuances	36,330	27,768
Sales and settlements	(1,035)	(971)
Transfer to (from) Level 3	(77,884)
Others	8,228	(8,432)
Balance at end of year	238,346	401,089
Unrealized gains or losses included in profit or loss on assets held at March 31	(87,665)	22,254
Total	(87,665)	¥ 22,254
Derivative financial instruments [Member]
Disclosure details of fair value measurements of financial assets [Line items]
Net income (loss)	24,800
Balance at end of year	¥ 24,800